Total
CONSERVATIVE ALLOCATION FUND
Conservative Allocation Fund
Investment Objective
The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CONSERVATIVE ALLOCATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.44%	0.54%	0.53%
Acquired Fund Fees and Expenses	[1]	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.26%	1.36%	1.60%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - CONSERVATIVE ALLOCATION FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	128	400	692	1,523
Adviser Class	138	431	745	1,635
Retail Class	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Under normal circumstances, the Fund will have a minimum of 0% and a maximum of 30% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including emerging markets.

The Fund will also have a minimum of 70% and a maximum of 100% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker's acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options, and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield securities" or "junk bonds." The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts. With respect to both the equity and fixed income portions of the portfolios, the Fund does not concentrate in any particular industry or sector.

Additionally, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Within the equity portion of the strategy, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser's quantitative model that evaluates securities based on exposure to value, quality, momentum and sentiment characteristics.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, political, currency and technical data and the Adviser's own assessment of economic and market conditions to create an optimal risk/return allocation of the Fund's assets among various segments of the fixed income market. After sector allocations are made, the Fund's Adviser uses a combination of traditional credit and performance analysis to identify investments for the Fund's portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. The Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund's participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer's debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund's returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund's obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility, and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that an issuer will fail to make timely payments of principal or interest, or default on its obligations. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or macroeconomic news than higher rated securities. In addition, as interest rates rise, the Fund's fixed income investments will typically lose value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Market Risk. The value of securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; epidemics, pandemics and other public health crises; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments. Such events may have significant adverse direct or indirect effects on a Fund and its investments and different sectors of the market or different security types may react differently to such developments.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Option Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund's losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Performance

The following bar chart and table illustrates how the Fund's performance results have varied from year to year. The table shows how the Fund's average annual total returns for various periods compare with a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Annual Total Returns as of 12/31/19 – Retail Class

Best Quarter:	3rd Qtr. 2010	13.83%
Worst Quarter:	3rd Qtr. 2011	-13.44%

Average Annual Total Returns as of 12/31/19

The following table illustrates the average annual return before and after taxes for the Fund's Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - CONSERVATIVE ALLOCATION FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	10.61%	3.09%	7.06%	Oct. 31, 2016
Adviser Class	10.51%	3.01%	7.02%	Oct. 31, 2016
Retail Class	10.25%	2.85%	6.93%	Jun. 21, 1995
Retail Class | After Taxes on Distributions	9.31%	1.30%	5.84%
Retail Class | After Taxes on Distributions and Sales	6.18%	1.97%	5.60%
Morningstar Conservative Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)	11.22%	4.05%	4.53%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	11.85%	4.45%	5.20%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund's name was changed to the Conservative Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund's former investment strategy, which focused on equity investments in infrastructure companies.

The Morningstar Conservative Target Risk Index tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 20% allocation to equities. The Blended Index is a custom index comprised of 18% of the S&P 500 Index, 12% of the 90 day Treasury Bill Index, and 70% of the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is an unmanaged index of 500 widely held U.S. stocks. The 90 Day Treasury Bill Index is an index of short-term United States government obligations. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of intermediate-term fixed-income obligations issued by the U.S. government and its agencies.